Offerings	Aug. 05, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Ordinary Shares, nominal value GBP0.008 per share
Fee Rate	0.01381%
Offering Note	In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the Registrant is deferring payment of all registration fees, other than the registration fee due in connection with 10,649,700 American Depositary Shares, or ADSs, being registered for resale pursuant to the prospectus included in this Registration Statement, and will pay the registration fees subsequently in advance or on a "pay-as-you-go" basis. The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	American Depositary Shares representing Ordinary Shares, nominal value GBP per share
Fee Rate	0.01381%
Offering Note	See Note 1.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01381%
Offering Note	See Note 1.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01381%
Offering Note	See Note 1.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01381%
Offering Note	See Note 1.
Offering: 6
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	American Depositary Shares representing Ordinary Shares, nominal value GBP 0.008 per share
Amount Registered | shares	10,649,700
Maximum Aggregate Offering Price	$ 96,486,282
Amount of Registration Fee	$ 0
Carry Forward Form Type	S-3
Carry Forward File Number	333-274436
Carry Forward Initial Effective Date	Sep. 18, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 10,632.79
Offering Note	Pursuant to Rule 415(a)(6) under the Securities Act, 10,649,700 ADSs registered hereunder are unsold securities previously covered by the Registrant’s registration statement on Form S-3 (File No. 333-274436), which was originally filed with the Securities and Exchange Commission on September 8, 2023 and declared effective on September 18, 2023 (the “Prior Registration Statement”). Pursuant to Rule 415(a)(6) under the Securities Act, the $10,632.79 filing fee previously paid at the time of the filing of the Prior Registration Statement in connection with such unsold securities will continue to be applied to such unsold securities. Pursuant to Rule 415(a)(6) under the Securities Act of 1933, the offering of unsold securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this Registration Statement. Estimated in accordance with Rule 457(c) solely for purposes of calculating the registration fee on the basis of the average of the high and low prices of the Registrant’s ADSs as reported on the Nasdaq Capital Market on July 29, 2026.